Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

17. Provisions

	2022						2021
Item	At beginning	Increases	Decreases		Recoveries	At end	At end
	ARS 000	ARS 000	ARS 000		ARS 000	ARS 000	ARS 000
Current

Provision for lawsuits and claims	174,702	11,345	(66,864	)(2)	(73,067)	46,116	174,702
Total 2022	174,702	11,345	(66,864)		(73,067)	46,116
Total 2021	102,479	138,241	(37,681	)(1)	(28,337)		174,702

Non-current

Provision for wind farms dismantling	93,849	11,194	(45,670	)(1)	-	59,373	93,849
Total 2022	93,849	11,194	(45,670)		-	59,373
Total 2021	133,496	5,407	(45,054	)(1)	-		93,849

(1)	Relates to the effect of the inflation for the year.
(2)	Includes 29,039 corresponding to provision consumption and 37,825 corresponding to the effect of the inflation for the year.